HELD-FOR-SALE - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 22, 2022	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest in joint venture expected	100.00%
Interest in joint venture maximum limit expected period	5 years
Non cash valuation adjustment	$ 7
AB Holding
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest in joint venture	49.00%
Societe Generale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest in joint venture	51.00%
Corporate Solutions Life Reinsurance Company (CS Life) | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment impairment				$ 15
Gain on disposal		$ 1
Investment impairment, recovered			$ 15